Supplement Dated October 10, 2001
                                          To Prospectus Dated August 1, 2001

                                                 Dean Family of Funds

The following information replaces the information found on page 6 of the Prospectus.

Average Annual Total Returns for Periods Ended December 31, 2000

                                                              Since
                                            One Year          Inception        Inception Date

Large Cap Value Fund - Class A                2.51%            3.50%            May 28, 1997
Russell 1000 Index(1)                        -7.79%           15.04%
Russell 1000 Value Index(1)                   7.02%           14.03%

Large Cap Value Fund - Class C                4.35%            1.59%            August 19, 1997
Russell 1000 Index(1)                        -7.79%           12.88%
Russell 1000 Value Index(1)                   7.02%           11.60%

Small Cap Value Fund - Class A               10.06%            2.65%            May 28, 1997
Russell 2000 Index(2)                        -3.02%            8.42%
Russell 2000 Value Index(2)                  22.83%            9.28%

Small Cap Value Fund - Class C               14.85%             .57%            August 1, 1997
Russell 2000 Index(2)                        -3.02%            5.90%
Russell 2000 Value Index(2)                  22.83%            6.70%

Balanced Fund - Class A                       3.85%            3.72%            May 28, 1997
Russell 1000 Index(1)                        -7.79%           15.04%
Lehman Brothers Intermediate
Government/Corporate Bond Index(3)           10.10%            6.84%

Balanced Fund - Class C                       6.66%            2.03%            August 1, 1997
Russell 1000 Index(1)                        -7.79%           12.05%
Lehman Brothers Intermediate
Government/Corporate Bond Index(3)           10.10%            6.30%

International Value Fund - Class A          -21.86%           13.93%            October 13, 1997
Morgan Stanley Europe, Australia
and Far East Index(4)                       -15.21%            4.71%


International Value Fund - Class C          -18.75%           15.60%            November 6, 1997
Morgan Stanley Europe, Australia
and Far East Index(4)                       -15.21%            7.11%


         (1)The Russell 1000 Index is an unmanaged index comprised of the 1,000 largest U.S. domiciled publicly-traded common stocks in the Russell 3000 Index (an unmanaged index of the 3,000 largest U.S. domiciled publicly-traded common stocks by total market capitalization representing approximately 98% of the U.S. publicly-traded equity market.) The Russell 1000 Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.
         (2)The Russell 2000 Index is an unmanaged index comprised of the 2,000 smallest U.S. domiciled publicly-traded common stocks in the Russell 3000 Index. The Russell 2000 Value Index measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.
          (3)The Lehman Brothers Intermediate Government/Corporate Bond Index is an unmanaged index generally representative of intermediate term bonds.
         (4)The Morgan Stanley Europe, Australia and Far East Index is an unmanaged index which tracks the market performance of small, medium and large capitalization companies in Europe, Australia and the Far East.



This Supplement, and the Prospectus dated August 1, 2001 contain information that you should know before investing in the Funds and should be retained for future reference.